Noncontrolling interest-Holdings	12 Months Ended
Dec. 31, 2013
Noncontrolling interest-Holdings
Note 8.	Noncontrolling interest—Holdings

Holdings is the predecessor of APAM for accounting purposes, and its consolidated financial statements are Artisan’s historical financial statements for periods prior to March 12, 2013, the date on which APAM became the general partner of Holdings. As of December 31, 2013, APAM held approximately 29% of the economic interests in Holdings. “Net income (loss) attributable to noncontrolling interests—Artisan Partners Holdings” in the Consolidated Statements of Operations represents the portion of earnings or loss attributable to the economic interests in Holdings held by the limited partners of Holdings. All income for the periods prior to March 12, 2013, is entirely attributable to noncontrolling interests.

During the year ended December 31, 2013, APAM’s ownership interest in Holdings increased due to (i) the issuance of 1,575,157 Holdings’ GP units corresponding to 1,575,157 restricted shares of Class A common stock issued by APAM during the period, (ii) the issuance of 5,520,000 Holdings’ GP units corresponding to the 5,520,000 shares of Class A common stock issued during the period, (iii) APAM’s purchase and retirement of 4,152,665 common units and 1,367,335 common preferred units of Holdings and (iv) the forfeiture of 82,655 common units of Holdings as a result of the termination of employment of employee-partners. Since APAM continues to have a controlling interest in Holdings, changes in ownership of Holdings are accounted for as equity transactions. Additional paid-in capital and Noncontrolling interest—Artisan Partners Holdings in the Consolidated Statements of Financial Condition are adjusted to reallocate Holdings’ historical equity to reflect the change in APAM’s ownership of Holdings.

As a result of the change in ownership, a deficit of $50.3 million was transferred to Additional paid-in capital from Noncontrolling interests–Artisan Partners Holdings. Additionally, accumulated other comprehensive income was adjusted to reflect the change in ownership interest through a $0.1 million reduction to Noncontrolling interest–Artisan Partners Holdings and a $0.1 million increase to Accumulated other comprehensive income. The increased ownership level also resulted in a $0.3 million decrease in Deferred tax assets and Accumulated other comprehensive income in the consolidated statements of financial condition. The impact of the change in APAM’s ownership interests in Holdings is reflected in Cumulative impact of changes in ownership of Artisan Partners Holdings LP, net of tax in the Consolidated Statement of Changes in Stockholders’ Equity.